Long-Term Investments and Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments and Receivables [Abstract]
Schedule of Long-Term Investments and Receivables
	December 31,
	2023	2022
Prepaid expenses and deposits	$14,004	$15,173
Investments in financial assets designated at fair value through other comprehensive income	19,737	9,870
Trade receivables and unbilled receivables	7,829	5,379
Financial assets designated at fair value through profit or loss	4,694	4,856
Dividend preference derivative in TSG (see Note 9)	3,000	3,000
Others	2,738	707
	$52,002	$38,985